Submission	May 11, 2026
Submission [Line Items]
Central Index Key	0002021728
Registrant Name	Cerebras Systems Inc.
Registration File Number	333-295145
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES